CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues		$ 33,160	$ 334,697	$ 431,404
Cost of revenues:
Total cost of revenues		32,160	340,174	413,971
Gross profit (loss)		1,000	(5,477)	17,433
Operating expenses:
Selling and marketing		2,588	14,364	24,077
Research and development		757	3,357	4,419
General and administrative		6,832	36,145	23,012
Recoverable of detained and impaired assets		2,921
Impairment of goodwill			74,091
Total operating expenses		7,256	127,957	51,508
Loss from operations		(6,256)	(133,434)	(34,075)
Other (expenses) income		586	840	(812)
Fair value change of contingent consideration			65,594	(49,503)
Interest income		5	69	575
Interest expenses		(1,183)	(4,057)	(4,261)
Loss before provision of income tax and noncontrolling interest		(6,848)	(70,988)	(88,076)
Income tax (expenses) benefit		1,528	1,920	(862)
Loss from continuing operations		(5,320)	(69,068)	(88,938)
Discontinued operations:
Loss from discontinued operations, net of income taxes of $nil, $nil and $nil for the years ended December 31, 2018, 2019 and 2020				(594)
Net loss		(5,320)	(69,068)	(89,532)
Net loss attributable to the noncontrolling interest		(17)	(22,952)	(317)
Net loss from continuing operations attributable to Kaixin Auto Holdings' shareholders		(5,303)	(46,116)	(88,621)
Net loss from discontinued operations attributable to Kaixin Auto Holdings' shareholders				(594)
Net loss attributable to Kaixin Auto Holdings' shareholders		$ (5,303)	$ (46,116)	$ (89,215)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted(i)	[1]	41,715,834	33,146,593	24,984,300
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted(i):
Loss per share from continuing operations(i)	[1]	$ (0.13)	$ (1.39)	$ (3.56)
Loss per share from discontinued operations(i)	[1]			(0.02)
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted(i):	[1]	$ (0.13)	$ (1.39)	$ (3.58)
COMPREHENSIVE LOSS
Net loss		$ (5,320)	$ (69,068)	$ (89,532)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments		(408)	4,549	(404)
Other comprehensive income (loss)		408	(4,549)	404
Comprehensive loss		(4,912)	(73,617)	(89,128)
Less: Comprehensive loss attributable to noncontrolling interest		459	(23,279)	(2,466)
Comprehensive loss attributable to Kaixin Auto Holdings' shareholders		(5,371)	(50,338)	(86,662)
Automobile sales
Revenues:
Total revenues		32,996	332,634	420,005
Cost of revenues:
Total cost of revenues		32,160	338,016	399,274
Financing income
Revenues:
Total revenues				2,317
Cost of revenues:
Total cost of revenues				3,327
Others
Revenues:
Total revenues		$ 164	2,063	9,082
Cost of revenues:
Total cost of revenues				429
Provision for financing receivable
Cost of revenues:
Total cost of revenues			$ 2,158	$ 10,941

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)